Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurement inputs - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Quantitative Information Regarding Level3 Fair Value Measurements Inputs [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 10.24		$ 10.17
Volatility	15.01%	21.82%	10.36%
Term	5 years 2 months 1 day	5 years 5 months 15 days	5 years 3 months 29 days
Risk-free rate	3.56%	1.30%	3.95%
Dividend yield	0.00%	0.00%	0.00%